Borrowing facilities (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Schedule of undrawn committed borrowing facilities

	2025	2024
	£m	£m
Undrawn committed borrowing facilities expiring:
Less than 1 year	—	—
In 1 to 2 years	—	—
In 2 to 3 years	5,982	195
In 3 to 4 years	105	5,859
In 4 to 5 years	1,745	106
More than 5 years	—	1,745
	7,832	7,905